Net fee and commission income (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	£ 4,620	£ 4,339
Other non-contract fee income	62	60
Fee and commission income	4,682	4,399
Fee and commission expense	(976)	(1,090)
Net fee and commission income	3,706	3,309
Transactional
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,589	1,543
Advisory
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	543	386
Brokerage and execution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	662	787
Underwriting and syndication
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,715	1,468
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	111	155
Operating segments | Barclays UK
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	635	605
Other non-contract fee income	0	0
Fee and commission income	635	605
Fee and commission expense	(108)	(148)
Net fee and commission income	527	457
Operating segments | Barclays UK | Transactional
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	408	386
Operating segments | Barclays UK | Advisory
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	83	79
Operating segments | Barclays UK | Brokerage and execution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	109	102
Operating segments | Barclays UK | Underwriting and syndication
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0
Operating segments | Barclays UK | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	35	38
Operating segments | Barclays International
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	3,981	3,731
Other non-contract fee income	62	60
Fee and commission income	4,043	3,791
Fee and commission expense	(861)	(940)
Net fee and commission income	3,182	2,851
Operating segments | Barclays International | Transactional
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,181	1,157
Operating segments | Barclays International | Advisory
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	459	306
Operating segments | Barclays International | Brokerage and execution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	553	685
Operating segments | Barclays International | Underwriting and syndication
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,715	1,468
Operating segments | Barclays International | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	73	115
Head Office
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	4	3
Other non-contract fee income	0	0
Fee and commission income	4	3
Fee and commission expense	(7)	(2)
Net fee and commission income	(3)	1
Head Office | Transactional
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0
Head Office | Advisory
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1	1
Head Office | Brokerage and execution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0
Head Office | Underwriting and syndication
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0
Head Office | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	£ 3	£ 2